Share-Based Compensation - Restricted Stock Units (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs Outstanding
Outstanding - December 31, 2020 | shares	0
Granted | shares	4,127,878
Forfeited | shares	(8,032)
Exercised | shares	(173,216)
Outstanding - December 31, 2021 | shares	3,946,630
Weighted average grant-date fair value per option
Outstanding - December 31, 2020 | $ / shares	$ 0
Granted | $ / shares	3.29
Forfeited | $ / shares	12.45
Exercised | $ / shares	2.30
Outstanding - December 31, 2021 | $ / shares	$ 3.31